Consolidated Balance Sheets (Parenthetical) - shares	Nov. 30, 2021	Nov. 30, 2020
Consolidated Balance Sheets
Common Shares, Issued	33,092,665	23,678,105
Common Shares, Outstanding	23,678,105	23,678,105